Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2015
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2014	December 31, 2015
	US$	US$
Elementary schools	3,485,673	3,284,593
Basement parking	1,979,104	10,181,887
Kindergartens	8,040,216	7,576,396
Parking facilities	19,238,109	18,128,308
Clubhouses	6,811,668	6,418,720
Shopping mall	40,322,338	38,499,378

Total costs	79,877,108	84,089,282

Accumulated depreciation	(10,653,360)	(12,956,700)

Real estate properties held for lease, net	69,223,748	71,132,582

Schedule Of Minimum Rental Receivables
Year	Amount
US$
2016	9,950,598
2017	9,947,668
2018	9,969,725
2019	10,048,191
2020 and thereafter	150,781,495

Total	190,697,677